Significant Accounting Policies (Details) - USD ($)					3 Months Ended						6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 14, 2019
Offering Costs
Offering costs											$ 11,564,000	$ 0
Income Taxes
Income tax expense					$ 323,000				$ 7,000		332,000	16,000		$ 58,000	$ 105,000	$ 210,000
Net Income (Loss) Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	65,239		52,050											157,290	114,299	63,642
Common Stock, Shares Authorized		735,000						735,000					735,000	735,000	735,000
Net loss					$ (161,437,000)		$ (68,680,000)		$ (28,113,000)	$ (29,554,000)	$ (230,117,000)	$ (57,667,000)		$ (142,734,000)	$ (76,220,000)	$ (75,556,000)
Class A common stock
Net Income (Loss) Per Share
Common Stock, Shares Authorized	900,000,000	735,000,000			900,000,000			735,000,000			900,000,000		735,000,000	735,000,000
Class B common stock
Net Income (Loss) Per Share
Common Stock, Shares Authorized	900,000,000				900,000,000						900,000,000
Diamond eagle acquisition
Offering Costs
Offering costs		$ 22,555,869				$ 22,555,870							$ 306,544
Underwriters' discounts						22,000,000							22,000,000
Deferred underwriting compensation		14,000,000				14,000,000	14,000,000	$ 14,000,000					14,000,000	$ 14,000,000
Outstanding Expenses														224,395
Income Taxes
Unrecognized tax benefits		0				0	0	0					0	0
Income tax expense				$ 0		246,289		944,494					944,494	944,494
Amounts accrued for the payment of interest and penalties		0				0	0	0					0	0
Net Income (Loss) Per Share
Interest Income Earned On Trust Account Net Of Applicable Administration Fee Franchise Taxes Working Capital														5,111,208
Interest Income Earned On Trust Account Net Of Applicable To Franchise Taxes						50,000							153,971
Cash, FDIC Insured Amount		$ 250,000				250,000	$ 250,000	$ 250,000					$ 250,000	$ 250,000
Common Stock, Shares Authorized		5,250,000						5,250,000					5,250,000	5,250,000
Net loss				$ (675)		479,411							$ 2,309,409
Minimum Net Tangible Assets		$ 5,000,001						$ 5,000,001					$ 5,000,001	$ 5,000,001
Diamond eagle acquisition | Class A common stock
Income Taxes
Income tax expense						$ 246,289,000
Net Income (Loss) Per Share
Common Stock, Shares Authorized		380,000,000				380,000,000	380,000,000	380,000,000					380,000,000	380,000,000
Common shares, shares outstanding		40,000,000				40,000,000	40,000,000	40,000,000					40,000,000	40,000,000
Diamond eagle acquisition | Class B common stock
Net Income (Loss) Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						1,312,500
Common Stock, Shares Authorized		20,000,000				20,000,000	20,000,000	20,000,000					20,000,000	20,000,000
Net loss														$ 1,453,333
Common shares, shares outstanding		10,000,000				10,000,000	10,000,000	10,000,000					10,000,000	10,000,000
Diamond eagle acquisition | Public Offering
Offering Costs
Deferred underwriting compensation																	$ 14,000,000
Legal and accounting fees						$ 555,870								$ 555,869
Net Income (Loss) Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						13,333,333							13,333,333
Diamond eagle acquisition | Private Placement
Net Income (Loss) Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						6,333,334							6,333,334
Diamond eagle acquisition | Maximum
Net Income (Loss) Per Share
Interest Income Earned On Trust Account Net Of Applicable Administration Fee Franchise Taxes Working Capital						$ 250,000
Cash, FDIC Insured Amount		$ 250,000						$ 250,000					$ 250,000	$ 250,000